Financial instruments and fair value measurement - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Liabilities [abstract]
Non-current finance debt	$ 22,230	$ 24,141
Non-current derivative financial instruments	1,795	2,376
Trade and other payables	11,870	13,352
Current finance debt	5,996	4,359
Dividends payable	2,649	2,808
Current Derivative Financial Liabilities	1,619	4,106
Total	46,159	51,142
Non-financial liabilities [Member]
Liabilities [abstract]
Trade and other payables	819	903
Total	819	903
Amortised cost [Member]
Liabilities [abstract]
Non-current finance debt	22,230	24,141
Trade and other payables	11,052	12,449
Current finance debt	5,996	4,359
Dividends payable	2,649	2,808
Total	41,927	43,757
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current derivative financial instruments	1,795	2,376
Current Derivative Financial Liabilities	1,619	4,106
Total	$ 3,414	$ 6,482